Significant Accounting Estimates and Considerations	12 Months Ended
Dec. 31, 2022
Significant Accounting Estimates and Considerations [Abstract]
Significant accounting estimates and considerations

Note 3 - Significant accounting estimates and considerations

The accounting estimates and assumptions that were used in the preparation of the financial statements are tested on a regular basis and are based on past experience and other factors, including future events, the occurrence of which is reasonably expected to occur in view of existing circumstances. The Company makes estimates and assumptions regarding future events or conditions. By their very nature, it is rare that such accounting estimates will be identical to actual results. The estimates and assumptions that reflect the highest exposure to material changes in the amount of assets and liabilities in the following year are set out below:

A.	Research and development expenses

Development expenses are capitalized and recorded as an asset, commencing with the phase during which technological feasibility is achieved, when the company has intentions and the ability to complete and use (or sell) the asset, it is expected that the developed asset will generate future economic benefits and it is possible to estimate the development costs in a reliable manner. In determining whether an expense qualified for capitalization, management estimates the cash flows expected to derive from the asset, the timing of such flows, the discounting rates and the expected benefit period. As noted in Note 2L above, as of December 31, 2022, management determined that the aforesaid conditions were not met and thus development costs were not capitalized.

B.	Leasing transactions

Determining the leasing period - In determining the leasing period, the Company takes into consideration the non-cancellable period of the lease, plus periods covered by options to extend that the lessee is reasonably certain to exercise, and options to terminate that the lessee is reasonably certain not to exercise.

Discount rate in respect of leasing liabilities - The Company discounts the leasing payments using its incremental interest rate which is based on the interest rate that it would have to pay in order to borrow amounts needed to obtain an asset of a value similar to the usage right asset for a similar period, providing similar collateral and in a similar economic environment.

For additional information regarding a leasing transaction, see Note 8 below.

C.	Liability in respect of government grants

Government grants in respect of a research and development project are recognized as a liability and are measured at their fair value as of the receipt date, unless at that date, it is reasonably assured that the amount received will not be refunded. In determining these assumptions, management makes use of a forecast regarding revenues expected to derive from the items in respect of which the grants were received and the royalties that have to be paid in respect thereof. There exists a degree of uncertainty in respect of the estimated future cash flows, timing of such cash flows and estimate of the discount rate used in determining the amount of the liability. See also Note 10 below.

D.	Share-based payments

The Company evaluates the fair value of share-based payments to employees and other parties rendering similar service, at the grant date, using a Black and Scholes model which include assumptions that include the Company’s share price, the expected share price volatility, the risk-free interest rate, the expected dividend and the expected option term. In addition, upon grant of options to non-employees, the Company is required to estimate the fair value of the services received under agreements.

For evaluating of share-based payments to be recognized, inter alia, management assess the estimated number of options expected to be vest. See also Note 13 below.